Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2025
Inventories, Net [Abstract]
Schedule of Inventories	As of December 31, 2025 and 2024, inventories consisted of the following balances:
	As of December 31,
	2025	2024
Inventories, net	$7,126,014	$2,171,252